As filed with the Securities and Exchange Commission on December 4, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: March 31, 2010

Date of reporting period: September 30, 2009

Item 1. Report to Stockholders.

THE TEBERG FUND

SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009

Dear fellow shareholder:

Over the years, many of you may have heard me describe the market as a roller coaster ride, and the last 12 months have proved to be one of the most exciting in history.

A dramatic ride…
The descent down over the six months covered in our report to you last March broke many previous records for sheer drama, or should I say terror. Looking back, we see that March 9 was the bottom, with the Dow closing at 6,547 (its lowest level since April 1997).

Just when many investors jumped off, the ride up started.  At the end of the six months from April 1 to September 30, 2009 covered in this report, the Dow had risen to 9,712.

A good place to be…
We consider The Teberg Fund to be in a very enviable position.  We are proud of the way we handled the market’s historically negative six months of our last reporting period, and our strong return during the most recent six month period earned us a second place spot among the four major indexes.

Here’s how our performance from April 1 to September 30 stacked up:

The Teberg Fund	35.11%
S&P 500 (our benchmark)	34.02%
Dow Jones Industrial	29.67%
NASDAQ Composite	38.07%

What’s especially gratifying is that we achieved this return with most of our portfolio in fixed income funds and cash, which we believe to be less risky than many of the equity funds that were hit so hard during the previous six months.

As was the case in 2003, a year after the market was decimated by the 911 attacks, high-yield bonds were the hero of our portfolio.  The superstar of this lineup was John Hancock High Yield Fund, which achieved a 66.38% return for the six-month period.  Record-low interest rates helped boost this and other bond funds to the top of the charts.

Although our equity holdings were far lighter than at the end of the March period, they still hurt the portfolio because most failed to climb out of the red.  In our last report, we discussed American Euro Pacific Growth Fund which we have owned since 2005.  While it gained significant ground in the last six months, our position is still negative, and we’re grateful that it’s a small percentage of our portfolio.

Going up – or down…
The important question facing us today is where we're positioned on the market roller coaster.  Are we still on the way up or on the brink of the ride down?  If you study our Schedule of Investments which follows in this report, you'll see that our goal is not to outguess the market, but instead to maintain a relatively conservative position and be prepared for either outcome.

Certainly the economy has made significant progress, and the news is far more positive than the doom and gloom warnings that marked the previous six months.  What we've learned about the credit crisis since it stabilized is that it was far worse than even the "experts" imagined.  The threat to our global economy was so great that our recovery is nothing short of a miracle.  This makes a cautious investor wonder if this upswing could be as hollow as the "house of cards" credit system before it was shored up.  Some of the burden of this rescue rests squarely on the shoulders of taxpayers like you and me, which doesn't seem to bode well for our economy today or in the future.

Recovery is certainly in the eye of each individual investor.  If you or someone close to you has lost a job, a business or a home, you’d certainly question that good times are returning.   If you have a son or daughter trying to enter the work force for the first time, you probably know that the economy has a long way to go.

The question that most of our shareholders haven’t had to answer is “when is it time to get back in the market?”  Because you “stayed with the ship” as we noted in previous messages, you aren’t faced with the dilemma of those who got out near the bottom.  They have some very tough decisions to make.

Making good on a goal…
It’s deeply gratifying to have brought you the “better times” mentioned in the last sentence of our March report and to have achieved in part our goal of rewarding each of you for your loyalty.  We are more cautious than ever about what lies ahead and determined to do all we can to preserve the gain we have achieved during this period.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.
The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.  The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced and ratings may have been lower.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends.  The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Current and future portfolio holdings are subject to risk.  Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus. Distributed by Quasar Distributors, LLC (11/09)

The Teberg Fund
Expense Example at September 30, 2009 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/09 – 9/30/09).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Teberg Fund
Expense Example at September 30, 2009 (Unaudited)-continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/09	9/30/09	4/1/09– 9/30/09*
Actual	$1,000.00	$1,351.10	$13.85
Hypothetical	$1,000.00	$1,013.29	$11.86
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocaton of Portfolio Assets at September 30, 2009 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 1.47%
5	Berkshire Hathaway, Inc. - Class A*	$505,000
	TOTAL COMMON STOCKS (Cost $590,955)	505,000

	EQUITY FUNDS - 9.07%
1,673	American EuroPacific Growth Fund - Class A	63,040
18,950	Brandywine Fund*	400,033
4,080	Dodge & Cox Stock Fund	376,315
3,669	FPA Capital Fund	115,052
4,957	Gamco Global Telecommunications Fund - Class AAA	91,116
6,599	Jennison Dryden Mid Cap Growth Fund - Class A*	142,077
27,549	Keeley Small Cap Value Fund - Class A*	526,740
4,385	Legg Mason Partners Aggressive Growth Fund - Class A*	376,513
3,274	Mairs & Power Growth Fund	197,781
14,946	MFS Mid Cap Growth Fund - Class A*	100,439
3,456	The Parnassus Fund	114,607
11,664	Seligman Communications & Information Fund - Class A*	415,705
3,518	Vanguard Energy Fund - Investor Class	202,900
	TOTAL EQUITY FUNDS (Cost $3,677,593)	3,122,318

	EXCHANGE-TRADED FUNDS - 4.54%
13,550	Ultra Dow30 ProShares	512,597
10,350	Ultra QQQ ProShares*	527,332
15,180	Ultra S&P500 ProShares	521,129
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,502,384)	1,561,058

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)-continued

Shares		Value
	FIXED INCOME FUNDS - 73.51%
5,070	American Century Target Maturities Trust
	Series 2010 Fund - Investor Class	$534,400
1,969	American Century Target Maturities Trust
	Series 2020 Fund - Investor Class	143,264
1,236,264	BlackRock High Income Fund - Class I	5,118,134
1,056,726	DWS High Income Fund - Institutional Class	4,691,862
967,751	Eaton Vance Income Fund of Boston - Class I	5,167,788
2,213,431	Franklin Income Fund - Class A	4,404,727
1,645,984	John Hancock High Yield Fund - Class A	5,234,230
	TOTAL FIXED INCOME FUNDS (Cost $19,761,895)	25,294,405

	MONEY MARKET FUNDS - 11.51%
3,961,287	Fidelity Institutional Money Market Portfolio, Class I, 0.37%+	3,961,287
	TOTAL MONEY MARKET FUNDS (Cost $3,961,287)	3,961,287
	Total Investments (Cost $29,494,114) - 100.10%	34,444,068
	Liabilities in Excess of Other Assets - (0.10)%	(33,684)
	NET ASSETS - 100.00%	$34,410,384

*	Non-income producing security.
+	Rate shown is the 7-day yield as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF ASSETS AND LIABILITIES at September 30, 2009 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $29,494,114)	$34,444,068
Cash	583
Receivables
Dividends and interest receivable	33,795
Prepaid expenses	8,516
Total assets	34,486,962

LIABILITIES
Payables
Due to advisor	41,564
Audit fees	9,124
Distribution fees	6,927
Administration fees	5,542
Transfer agent fees and expenses	3,638
Fund accounting fees	4,566
Chief Compliance Officer fee	1,743
Custodian fees	1,737
Accrued other expenses	1,737
Total liabilities	76,578
NET ASSETS	$34,410,384

Net asset value, offering and redemption price per share
[$34,410,384 / 3,576,368 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$9.62

COMPONENTS OF NET ASSETS
Paid-in capital	$36,730,798
Undistributed net investment income	1,165,241
Accumulated net realized loss on investments	(8,435,609)
Net unrealized appreciation on investments	4,949,954
NET ASSETS	$34,410,384

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2009 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$1,086,078
Interest	12,140
Total income	1,098,218

Expenses
Advisory fees (Note 4)	232,313
Distribution fees (Note 5)	38,719
Administration fees (Note 4)	30,975
Transfer agent fees and expenses (Note 4)	14,374
Fund accounting fees (Note 4)	12,478
Audit fees	9,124
Legal fees	6,671
Chief Compliance Officer fee (Note 4)	3,516
Trustee fees	3,124
Shareholder reporting	3,106
Custody fees (Note 4)	2,879
Registration fees	2,663
Insurance fees	2,322
Other	2,212
Total expenses	364,476
Less: expenses reimbursed by Advisor (Note 4)	-
Net expenses	364,476
Net investment income	733,742

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss on security transactions	(3,993,835)
Net change in unrealized appreciation on investments	12,262,452
Net realized and unrealized gain on investments	8,268,617
Net Increase in Net Assets Resulting from Operations	$9,002,359

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	Sept. 30, 2009	Ended
	(Unaudited)	March 31, 2009
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$733,742	$519,418
Net realized loss on security transactions	(3,993,835)	(3,764,877)
Capital gain distributions from regulated
investment companies	─	61,438
Net change in unrealized appreciation/(depreciation)
on investments	12,262,452	(6,635,669)
Net increase/(decrease) in net assets
resulting from operations	9,002,359	(9,819,690)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	─	(152,112)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(516,168)	74,097
Total increase/(decrease) in net assets	8,486,191	(9,897,705)

NET ASSETS
Beginning of period	25,924,193	35,821,898
End of period	$34,410,384	$25,924,193
Includes undistributed net investment income of:	$1,165,241	$431,499

(a) A summary of share transactions is as follows:

	Six Months
	Ended		Year
	Sept. 30, 2009		Ended
	(Unaudited)		March 31, 2009

	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	36,674	$313,663	214,931	$1,901,445
Shares reinvested	─	─	20,324	152,022
Shares redeemed	(94,926)	(829,831)	(240,742)	(1,979,370)
Net increase/(decrease)	(58,252)	$(516,168)	(5,487)	$74,097

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS   For a share outstanding throughout each period

	Six Months				Year
	Ended				Ended
	Sept. 30, 2009				March 31,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.13		$9.84	$11.06	$11.78	$10.83	$10.94
Income from investment operations:
Net investment income (1)	0.21		0.14	0.26	0.38	0.13	0.04
Net realized and unrealized gain/(loss)
on investments	2.28		(2.81)	(0.44)	0.41	1.03	(0.08)
Total from investment operations	2.49		(2.67)	(0.18)	0.79	1.16	(0.04)
Less distributions:
From net investment income	—		(0.04)	(0.32)	(0.35)	(0.13)	(0.06)
From net realized gain on investments	—		—	(0.72)	(1.16)	(0.08)	(0.01)
Total distributions	—		(0.04)	(1.04)	(1.51)	(0.21)	(0.07)
Net asset value, end of period	$9.62		$7.13	$9.84	$11.06	$11.78	$10.83

Total return	35.11	%(3)	-27.14%	-1.94%	6.81%	10.79%	-0.32%

Ratios/supplemental data:
Net assets, end of period (thousands)	$34,410		$25,924	$35,822	$37,070	$34,600	$32,541
Ratio of expenses to average net assets: (2)
Before expense waiver	2.35	%(4)	2.34%	2.32%	2.29%	2.33%	2.31%
After expense waiver	2.35	%(4)	2.32%	2.25%	2.21%	2.25%	2.23%
Ratio of net investment income to average net assets: (2)
Before expense waiver	4.73	%(4)	1.64%	2.27%	3.15%	1.08%	0.38%
After expense waiver	4.73	%(4)	1.66%	2.34%	3.23%	1.16%	0.46%
Portfolio turnover rate	29.32	%(3)	183.32%	198.92%	150.86%	113.59%	150.50%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited)

NOTE 1 - ORGANIZATION
The Teberg Fund (the“Fund”)is a non-diversified series of Advisors Series
Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund began operations on April 1, 2002.  The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007-2009, or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.

Management has evaluated fund related events and transactions that occurred subsequent to September 30, 2009, through November 27, 2009, the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Equity securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Boards of Trustees.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

Short-Term Notes - Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Financials	$505,000	$—	$—	$505,000
Total Equity	505,000	—	—	505,000
Exchange-
Traded Funds	1,561,058	—	—	1,561,058
Open-End Funds	28,416,723	—	—	28,416,723
Short-Term
Investments	3,961,287	—	—	3,961,287
Total Investments
in Securities	$34,444,068	$—	$—	$34,444,068

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2009, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended September 30, 2009, the Fund incurred $232,313 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2009.  For the six months ended September 30, 2009, the Advisor did not receive any 12b-1 fees from underlying funds that were purchased through a broker.  The 12b-1 fees received by the Fund are included in the advisory fee waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended September 30, 2009, the Fund incurred $30,975 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended September 30, 2009, the Fund incurred $12,478, $9,066, and $2,879 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended September 30, 2009, the Fund was allocated $3,516 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended September 30, 2009, the Fund paid the Distribution Coordinator $38,719.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2009, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,837,128 and $10,532,989, respectively.

NOTE 7– LINE OF CREDIT

The Teberg Fund has a line of credit in the amount of $7,800,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended September 30, 2009, the Fund did not draw upon the line of credit.

NOTE 8– INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2009 and the year ended March 31, 2009 were as follows:

	Sept. 30,	March 31,
	2009	2009
Ordinary income	$—	$152,112

As of March 31, 2009, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$33,332,888

Gross tax unrealized appreciation	365,544
Gross tax unrealized depreciation	(7,730,039)
Net tax unrealized depreciation	(7,364,495)

Undistributed ordinary income	431,499
Undistributed long-term capital gain	—
Total distributable earnings	431,499

Other accumulated gains/(losses)	(4,389,777)
Total accumulated earnings/(losses)	$(11,322,773)

The Teberg Fund
NOTES TO FINANCIAL STATEMENTS at September 30, 2009 (Unaudited) – continued

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At March 31, 2009, the Fund deferred, on a tax-basis, post-October losses of $2,342,537.

At March 31, 2009, the Fund had a capital loss carry forward of $2,047,240, which expires in 2017.

The Teberg Fund
NOTICE TO SHAREHOLDERS at September 30, 2009 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2009
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal -Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and

Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE SEMI-ANNUAL REPORT

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Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN  55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202 (866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-866-209-1964.

The Teberg Fund U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    12/1/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    12/1/09

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    12/1/09

* Print the name and title of each signing officer under his or her signature.